Other Reserves - Schedule of Movements in Options or Warrants and Performance Rights (Parentheticals) (Details)	12 Months Ended
Jun. 30, 2024 $ / shares
Warrants [member]
Schedule of Movements in Options or Warrants and Performance Rights [Line Items]
Exercise of unlisted options	$ 0.12